Share premium account (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Share premium account [Abstract]
Beginning balance	$ 46.5
Movement in relation to share options exercised	0.3	$ 2.9	$ (0.7)	[1]
Ending balance	46.8	46.5
Share Premium Account [Member]
Share premium account [Abstract]
Beginning balance	46.5	44.0	41.0
Movement in relation to share options exercised	0.3	2.5	3.0	[1]
Ending balance	$ 46.8	$ 46.5	$ 44.0

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.